UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-08085

Exact name of registrant as specified in charter:	Prudential Investment Portfolios, Inc. 10

Address of principal executive offices:	655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	10/31/2018

Date of reporting period:	1/31/2018

Item 1. Schedule of Investments

Prudential Jennison Equity Income Fund

Schedule of Investments

as of January 31, 2018 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.1%
COMMON STOCKS — 90.9%
Aerospace & Defense — 6.1%
Boeing Co. (The)	74,253	$26,313,036
General Dynamics Corp.	109,106	24,273,903
Lockheed Martin Corp.	98,287	34,877,142
Safran SA (France)	330,670	37,359,720

		122,823,801

Air Freight & Logistics — 1.0%
FedEx Corp.	77,886	20,443,517

Banks — 16.2%
Bank of America Corp.	2,319,509	74,224,288
BB&T Corp.	1,125,288	62,104,645
Citigroup, Inc.	713,823	56,020,829
JPMorgan Chase & Co.	616,055	71,259,082
PNC Financial Services Group, Inc. (The)	411,713	65,058,888

		328,667,732

Beverages — 2.4%
Coca-Cola Co. (The)	685,568	32,626,181
Diageo PLC (United Kingdom), ADR	111,559	16,060,034

		48,686,215

Biotechnology — 2.4%
AbbVie, Inc.	425,386	47,736,817

Capital Markets — 1.6%
Goldman Sachs Group, Inc. (The)	77,692	20,812,910
Moelis & Co. (Class A Stock)	203,731	10,532,893

		31,345,803

Chemicals — 4.1%
Air Products & Chemicals, Inc.	171,034	28,796,995
Akzo Nobel NV (Netherlands)	224,269	20,990,047
DowDuPont, Inc.	427,085	32,279,084

		82,066,126

Communications Equipment — 1.8%
Cisco Systems, Inc.	866,012	35,974,139

Diversified Financial Services — 0.0%
Gateway Energy & Resource Holdings LLC, Private Placement, (original cost $2,000,000; purchased 12/14/07), 144A(f)*^	100,000	685,604

Electric Utilities — 1.0%
Exelon Corp.	540,420	20,811,574

Electronic Equipment, Instruments & Components — 1.6%
Corning, Inc.	1,053,641	32,894,672

Energy Equipment & Services — 0.9%
Schlumberger Ltd.	259,873	19,121,455

Equity Real Estate Investment Trusts (REITs) — 1.8%
CyrusOne, Inc.	295,021	17,019,761
QTS Realty Trust, Inc. (Class A Stock)	382,717	19,059,307

		36,079,068

Food & Staples Retailing — 2.0%
Wal-Mart Stores, Inc.	388,150	41,376,790

Food Products — 1.5%
Conagra Brands, Inc.	823,728	31,301,664

Health Care Equipment & Supplies — 0.7%
Koninklijke Philips NV (Netherlands)	357,344	14,565,341

Health Care Equipment & Supplies — 0.6%
Zimmer Biomet Holdings, Inc.	97,018	12,332,928

Hotels, Restaurants & Leisure — 6.6%
Carnival Corp.	289,230	20,711,760
International Game Technology PLC	1,084,782	31,534,613
McDonald’s Corp.	302,257	51,728,263
MGM Resorts International	279,768	10,197,543
Starbucks Corp.	337,917	19,197,065

		133,369,244

Household Products — 1.3%
Procter & Gamble Co. (The)	304,466	26,287,594

Independent Power & Renewable Electricity Producers — 0.7%
NRG Energy, Inc.	530,842	13,807,200

Industrial Conglomerates — 1.7%
Honeywell International, Inc.	215,652	34,433,155

Insurance — 1.8%
MetLife, Inc.	770,783	37,051,539

IT Services — 2.9%
DXC Technology Co.	467,107	46,500,502
Mastercard, Inc. (Class A Stock)	72,629	12,274,301

		58,774,803

Life Sciences Tools & Services — 1.6%
Thermo Fisher Scientific, Inc.	142,327	31,896,904

Machinery — 1.7%
Caterpillar, Inc.	211,401	34,411,855

Media — 1.3%
Twenty-First Century Fox, Inc. (Class A Stock)	718,381	26,508,259

Metals & Mining — 1.3%
Rio Tinto PLC (United Kingdom), ADR(a)	464,911	26,086,156

Mortgage Real Estate Investment Trusts (REITs) — 1.7%
MFA Financial, Inc.	2,523,946	18,071,454
Starwood Property Trust, Inc.	762,852	15,554,552

		33,626,006

Oil, Gas & Consumable Fuels — 7.7%
Andeavor	172,921	18,703,135
BP PLC (United Kingdom), ADR	987,175	42,241,218
Cheniere Energy Partners LP Holdings LLC	1,791,353	50,999,820
Royal Dutch Shell PLC (Netherlands) (Class A Stock), ADR	638,477	44,846,625

		156,790,798

Pharmaceuticals — 5.8%
Bristol-Myers Squibb Co.	880,420	55,114,292
Eli Lilly & Co.	377,303	30,731,330

Pfizer, Inc.			860,557	31,875,031

				117,720,653

Road & Rail — 0.4%
CSX Corp.			155,819	8,845,845

Semiconductors & Semiconductor Equipment — 2.2%
Broadcom Ltd.			77,178	19,142,460
Texas Instruments, Inc.			232,596	25,508,803

				44,651,263

Software — 2.8%
Microsoft Corp.			512,757	48,717,043
Oracle Corp.			161,860	8,350,357

				57,067,400

Specialty Retail — 1.8%
Home Depot, Inc. (The)			178,690	35,898,821

Technology Hardware, Storage & Peripherals — 0.5%
Apple, Inc.			60,103	10,063,045

Textiles, Apparel & Luxury Goods — 0.9%
Tapestry, Inc.			378,508	17,805,016

Transportation Infrastructure — 0.5%
EcoRodovias Infraestrutura e Logistica SA (Brazil)			2,846,773	10,177,258

TOTAL COMMON STOCKS (cost $1,362,885,632)				1,842,186,060

PREFERRED STOCKS — 6.9%
Electronic Equipment, Instruments & Components — 1.1%
Belden, Inc., Series B, CVT, 6.750%			191,035	21,237,361

Equity Real Estate Investment Trusts (REITs) — 0.7%
American Tower Corp., Series B, CVT, 5.500%(a)			112,316	14,460,685

Internet Software & Services — 3.0%
Mandatory Exchangeable Trust (China), CVT, 5.750%, 144A			263,214	60,498,869

Multi-Utilities — 0.7%
Sempra Energy, Series A, CVT, 6.000%			146,278	14,627,800

Pharmaceuticals — 1.4%
Allergan PLC, Series A, CVT, 5.500%			44,293	28,688,576

TOTAL PREFERRED STOCKS (cost $123,613,853)				139,513,291

Interest Rate		Maturity Date	Principal Amount (000)#
CONVERTIBLE BOND — 1.3%
Banks
Goldman Sachs DXC Technology Co., Sr. Unsec’d. Notes, 144A^ (cost $25,047,701)	2.850%	05/10/18	27,505	27,036,060

TOTAL LONG-TERM INVESTMENTS (cost $1,511,547,186)				2,008,735,411

SHORT-TERM INVESTMENTS — 1.4%
	Shares
AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund(w)	10,360,133	$10,360,133
Prudential Investment Portfolios 2 — Prudential Institutional Money Market (cost $18,192,960; includes $18,160,875 of cash collateral for securities on loan)(b)(w)	18,192,957	18,194,776

TOTAL SHORT-TERM INVESTMENTS (cost $28,553,093)		28,554,909

TOTAL INVESTMENTS — 100.5% (cost $1,540,100,279)		2,037,290,320
Liabilities in excess of other assets — (0.5)%		(10,476,788)

NET ASSETS — 100.0%		$2,026,813,532

See Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $27,721,663 and 1.4% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $17,783,656; cash collateral of $18,160,875 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(f)	Indicates a restricted security; the aggregate cost of the security is $2,000,000. The aggregate value of $685,604 is 0.0% of net assets.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of January 31, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$85,464,081	$37,359,720	$—
Air Freight & Logistics	20,443,517	—	—
Banks	328,667,732	—	—
Beverages	48,686,215	—	—
Biotechnology	47,736,817	—	—
Capital Markets	31,345,803	—	—
Chemicals	61,076,079	20,990,047	—
Communications Equipment	35,974,139	—	—

Diversified Financial Services	—	—	685,604
Electric Utilities	20,811,574	—	—
Electronic Equipment, Instruments & Components	32,894,672	—	—
Energy Equipment & Services	19,121,455	—	—
Equity Real Estate Investment Trusts (REITs)	36,079,068	—	—
Food & Staples Retailing	41,376,790	—	—
Food Products	31,301,664	—	—
Health Care Equipment & Supplies	14,565,341	—	—
Health Care Equipment & Supplies	12,332,928	—	—
Hotels, Restaurants & Leisure	133,369,244	—	—
Household Products	26,287,594	—	—
Independent Power & Renewable Electricity Producers	13,807,200	—	—
Industrial Conglomerates	34,433,155	—	—
Insurance	37,051,539	—	—
IT Services	58,774,803	—	—
Life Sciences Tools & Services	31,896,904	—	—
Machinery	34,411,855	—	—
Media	26,508,259	—	—
Metals & Mining	26,086,156	—	—
Mortgage Real Estate Investment Trusts (REITs)	33,626,006	—	—
Oil, Gas & Consumable Fuels	156,790,798	—	—
Pharmaceuticals	117,720,653	—	—
Road & Rail	8,845,845	—	—
Semiconductors & Semiconductor Equipment	44,651,263	—	—
Software	57,067,400	—	—
Specialty Retail	35,898,821	—	—
Technology Hardware, Storage & Peripherals	10,063,045	—	—
Textiles, Apparel & Luxury Goods	17,805,016	—	—
Transportation Infrastructure	10,177,258	—	—
Preferred Stocks
Electronic Equipment, Instruments & Components	21,237,361	—	—
Equity Real Estate Investment Trusts (REITs)	14,460,685	—	—
Internet Software & Services	60,498,869	—	—
Multi-Utilities	14,627,800	—	—
Pharmaceuticals	28,688,576	—	—
Convertible Bond	—	—	27,036,060
Affiliated Mutual Funds	28,554,909	—	—

Total	$1,951,218,889	$58,349,767	$27,721,664

The following is a reconciliation of assets in which unobservable inputs (Level 3) were used in determining fair value:

	Common Stocks	Convertible Bond
Balance as of 10/31/17	$707,901	$31,629,373
Realized gain (loss)	—	5,315,787
Change in unrealized appreciation (depreciation)*	(22,297)	(3,062,076)
Purchases/Exchanges/Issurances	—	25,047,701
Sales/Paydowns	—	(31,894,725)
Accrued discounts/premiums	—	—
Transfers into Level 3	—	—
Transfers out of Level 3	—	—

Balance as of 01/31/18	$685,604	$27,036,060

*	Of which, $1,966,062 was relating to securities held at the reporting period end.

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by Board, which contain unobservable inputs as follows:

Level 3 Securities	Fair Value as of January 31, 2018	Valuation Methodology	Unobservable Inputs
Common Stocks	$685,604	Mark-to-Market (Index)	Discretionary Adjustment Rate
Convertible Bond	27,036,060	Market Approach	Single Broker Indicative Quote

	$27,721,664

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Prudential QMA Mid-Cap Value Fund

Schedule of Investments

as of January 31, 2018 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.4%
COMMON STOCKS — 99.1%
Aerospace & Defense — 0.0%
Spirit AeroSystems Holdings, Inc., (Class A Stock)	4,700	$481,092

Airlines — 3.6%
Alaska Air Group, Inc.	30,300	1,991,619
American Airlines Group, Inc.	192,000	10,429,440
Copa Holdings SA (Panama), (Class A Stock)	19,800	2,738,934
JetBlue Airways Corp.*	384,300	8,016,498
Spirit Airlines, Inc.*	44,200	1,861,704
United Continental Holdings, Inc.*	161,900	10,980,058

		36,018,253

Auto Components — 2.6%
Adient PLC	31,500	2,041,200
Aptiv PLC	37,734	3,580,202
BorgWarner, Inc.	185,700	10,447,482
Gentex Corp.	16,900	400,192
Goodyear Tire & Rubber Co. (The)	19,800	689,436
Lear Corp.	43,400	8,382,276

		25,540,788

Banks — 9.1%
Associated Banc-Corp.	78,700	1,947,825
BankUnited, Inc.	67,300	2,761,992
CIT Group, Inc.	6,900	349,761
Citizens Financial Group, Inc.	289,400	13,283,460
Comerica, Inc.	47,900	4,561,038
East West Bancorp, Inc.	100,700	6,637,137
Fifth Third Bancorp	408,500	13,521,350
First Hawaiian, Inc.	5,200	150,280
Huntington Bancshares, Inc.	63,900	1,033,902
KeyCorp	510,200	10,918,280
PacWest Bancorp	85,700	4,493,251
Regions Financial Corp.	690,400	13,276,392
SunTrust Banks, Inc.	226,700	16,027,690
TCF Financial Corp.	74,600	1,600,170

		90,562,528

Biotechnology — 0.5%
United Therapeutics Corp.*	37,100	4,785,900

Capital Markets — 2.0%
Affiliated Managers Group, Inc.	24,100	4,811,083
Ameriprise Financial, Inc.	48,600	8,198,820
Invesco Ltd.	34,100	1,232,033
Lazard Ltd., (Class A Stock), MLP	96,000	5,622,720

		19,864,656

Chemicals — 2.0%
Ashland Global Holdings, Inc.	21,600	1,567,944
Eastman Chemical Co.	104,500	10,364,310
Huntsman Corp.	242,400	8,379,768

		20,312,022

Commercial Services & Supplies — 0.1%
Pitney Bowes, Inc.	43,400	612,374

Communications Equipment — 0.9%
Juniper Networks, Inc.	342,900	8,966,835

Construction & Engineering — 0.9%
AECOM*	238,766	9,338,138

Consumer Finance — 5.2%
Ally Financial, Inc.	366,400	10,907,728
Discover Financial Services	170,500	13,605,900
Navient Corp.	396,900	5,655,825
OneMain Holdings, Inc.*	11,000	359,810
Santander Consumer USA Holdings, Inc.	399,800	6,896,550
Synchrony Financial	369,800	14,673,664

		52,099,477

Containers & Packaging — 1.8%
Berry Global Group, Inc.*	70,300	4,161,057
Crown Holdings, Inc.*	124,638	7,235,236
Owens-Illinois, Inc.*	277,101	6,434,285
Silgan Holdings, Inc.	4,900	146,461

		17,977,039

Diversified Financial Services — 0.9%
Leucadia National Corp.	225,700	6,109,699
Voya Financial, Inc.(a)	59,500	3,088,645

		9,198,344

Diversified Telecommunication Services — 0.8%
CenturyLink, Inc.(a)	457,200	8,142,732

Electric Utilities — 4.1%
Edison International	193,500	12,099,555
Entergy Corp.	132,700	10,442,163
FirstEnergy Corp.	175,800	5,783,820
OGE Energy Corp.	29,000	933,800
PPL Corp.	347,100	11,062,077

		40,321,415

Electrical Equipment — 0.8%
Regal Beloit Corp.	99,800	7,774,420

Electronic Equipment, Instruments & Components — 0.1%
Jabil, Inc.	22,500	572,175

Energy Equipment & Services — 0.6%
Transocean Ltd.*(a)	522,905	5,642,145

Equity Real Estate Investment Trusts (REITs) — 7.9%
Apple Hospitality REIT, Inc.	418,600	8,158,514
Brixmor Property Group, Inc.	490,435	7,959,760
CoreCivic, Inc.	15,700	364,397
DDR Corp.	946,500	7,685,580
Hospitality Properties Trust	286,600	8,142,306
Kimco Realty Corp.	94,800	1,508,268
Medical Properties Trust, Inc.	390,469	5,107,334
Omega Healthcare Investors, Inc.	184,400	4,986,176
Outfront Media, Inc.	88,979	1,993,130
Park Hotels & Resorts, Inc.	89,200	2,578,772
Prologis, Inc.	4,300	279,973
Senior Housing Properties Trust	429,900	7,450,167
Spirit Realty Capital, Inc.	1,021,900	8,348,923
Uniti Group, Inc.	475,800	7,531,914
VEREIT, Inc.	901,400	6,490,080

		78,585,294

Food Products — 1.3%
J.M. Smucker Co. (The)	59,300	7,524,577
Pilgrim’s Pride Corp.	48,100	1,335,737
TreeHouse Foods, Inc.*	17,100	806,436
Tyson Foods, Inc., (Class A Stock)	38,000	2,892,180

		12,558,930

Gas Utilities — 0.4%
National Fuel Gas Co.	74,952	4,178,574

Health Care Equipment & Supplies — 0.1%
Zimmer Biomet Holdings, Inc.	5,600	711,872

Health Care Providers & Services — 4.6%
Acadia Healthcare Co., Inc.*(a)	9,500	323,760
Cardinal Health, Inc.	151,800	10,897,722
Centene Corp.*	108,787	11,666,318
DaVita, Inc.*	107,600	8,397,104
LifePoint Health, Inc.*	89,700	4,435,665
MEDNAX, Inc.*	35,100	1,853,631
Universal Health Services, Inc., (Class B Stock)	71,000	8,626,500

		46,200,700

Hotels, Restaurants & Leisure — 3.5%
Extended Stay America, Inc.	355,696	7,195,730
International Game Technology PLC	134,850	3,920,090
Norwegian Cruise Line Holdings Ltd.*	170,400	10,350,096
Royal Caribbean Cruises Ltd.	100,700	13,448,485

		34,914,401

Household Durables — 2.0%
Newell Brands, Inc.	76,700	2,027,948
Tempur Sealy International, Inc.*	22,700	1,353,828
Toll Brothers, Inc.	175,633	8,180,985
Tupperware Brands Corp.	47,500	2,743,600
Whirlpool Corp.	31,300	5,678,446

		19,984,807

Independent Power & Renewable Electricity Producers — 1.1%
AES Corp.	714,000	8,253,840
Vistra Energy Corp.*(a)	148,200	2,889,900

		11,143,740

Insurance — 9.3%
American Financial Group, Inc.	82,500	9,350,550
Assured Guaranty Ltd.	35,800	1,274,122
CNA Financial Corp.(a)	133,175	7,212,758
First American Financial Corp.	84,800	5,009,136
FNF Group	131,700	5,133,666
Hartford Financial Services Group, Inc. (The)	184,700	10,852,972
Lincoln National Corp.	146,900	12,163,320
Loews Corp.	190,636	9,846,349
Principal Financial Group, Inc.	173,400	11,721,840
Reinsurance Group of America, Inc.	59,000	9,242,350
Unum Group	196,600	10,457,154

		92,264,217

Internet & Direct Marketing Retail — 0.4%
Liberty Expedia Holdings, Inc., (Class A Stock)*	75,500	3,540,195

IT Services — 0.6%
CSRA, Inc.	149,381	4,971,400
Western Union Co. (The)	29,900	621,621

		5,593,021

Machinery — 1.3%
Allison Transmission Holdings, Inc.	47,200	2,088,128
PACCAR, Inc.	151,300	11,280,928

		13,369,056

Media — 2.9%
Discovery Communications, Inc., (Class A Stock)*(a)	214,600	5,380,022
Discovery Communications, Inc., (Class C Stock)*	201,100	4,798,246
John Wiley & Sons, Inc., (Class A Stock)	30,600	1,940,040
Omnicom Group, Inc.	35,000	2,682,750
TEGNA, Inc.	389,600	5,637,512
Viacom, Inc., (Class A Stock)(a)	9,784	381,087
Viacom, Inc., (Class B Stock)	245,000	8,187,900

		29,007,557

Metals & Mining — 2.0%
Alcoa Corp.*	51,700	2,689,434
Freeport-McMoRan, Inc.*	670,100	13,066,950
Reliance Steel & Aluminum Co.	5,400	472,986
Steel Dynamics, Inc.	24,137	1,095,820
Tahoe Resources, Inc.	613,700	2,694,143

		20,019,333

Mortgage Real Estate Investment Trusts (REITs) — 3.2%
AGNC Investment Corp.	334,400	6,283,376
Annaly Capital Management, Inc.	848,300	8,941,082
Chimera Investment Corp.	236,900	4,024,931
MFA Financial, Inc.	479,800	3,435,368
New Residential Investment Corp.	167,300	2,892,617
Starwood Property Trust, Inc.	95,000	1,937,050
Two Harbors Investment Corp.	323,100	4,765,725

		32,280,149

Multi-Utilities — 1.4%
Public Service Enterprise Group, Inc.	277,100	14,373,177

Multiline Retail — 1.6%
Kohl’s Corp.	100,900	6,535,293
Macy’s, Inc.	217,200	5,636,340
Nordstrom, Inc.	70,200	3,461,562

		15,633,195

Oil, Gas & Consumable Fuels — 4.3%
Concho Resources, Inc.*	4,100	645,504
Devon Energy Corp.	185,500	7,674,135
Gulfport Energy Corp.*	436,100	4,435,137
Laredo Petroleum, Inc.*	516,100	5,021,653
Marathon Petroleum Corp.	189,500	13,126,665
Newfield Exploration Co.*	155,100	4,910,466
Range Resources Corp.	76,400	1,088,700
Southwestern Energy Co.*	1,153,600	4,891,264
Williams Cos., Inc. (The)	14,700	461,433

		42,254,957

Paper & Forest Products — 0.7%
Domtar Corp.	142,900	7,339,344

Pharmaceuticals — 0.2%
Mallinckrodt PLC*	26,200	473,172
Mylan NV*	42,689	1,829,224

		2,302,396

Real Estate Management & Development — 1.7%
CBRE Group, Inc., (Class A Stock)*	213,800	9,768,522
Jones Lang LaSalle, Inc.	46,400	7,254,640

		17,023,162

Road & Rail — 1.0%
AMERCO	5,900	2,153,972
Ryder System, Inc.	94,541	8,227,903

		10,381,875

Semiconductors & Semiconductor Equipment — 0.2%
KLA-Tencor Corp.	2,800	307,440
Lam Research Corp.	7,200	1,378,944

		1,686,384

Specialty Retail — 5.6%
AutoNation, Inc.*(a)	74,900	4,510,478
AutoZone, Inc.*	5,200	3,980,288
Bed Bath & Beyond, Inc.	76,900	1,774,852
Best Buy Co., Inc.	115,700	8,453,042
Dick’s Sporting Goods, Inc.	120,200	3,781,492
Foot Locker, Inc.	106,400	5,229,560
GameStop Corp., (Class A Stock)(a)	29,300	492,533
Gap, Inc. (The)	170,400	5,664,096
L Brands, Inc.	63,700	3,190,733
Michaels Cos., Inc. (The)*	151,200	4,062,744
Murphy USA, Inc.*	10,400	887,224
Penske Automotive Group, Inc.	83,700	4,368,303
Sally Beauty Holdings, Inc.*(a)	215,900	3,586,099
Signet Jewelers Ltd.	49,000	2,592,100
Williams-Sonoma, Inc.(a)	52,600	2,694,698

		55,268,242

Technology Hardware, Storage & Peripherals — 1.4%
NCR Corp.*	18,800	705,188
Western Digital Corp.	148,900	13,249,122

		13,954,310

Textiles, Apparel & Luxury Goods — 1.9%
Hanesbrands, Inc.(a)	17,900	388,788
Michael Kors Holdings Ltd.*	133,400	8,804,400
Ralph Lauren Corp.	82,200	9,396,282

		18,589,470

Thrifts & Mortgage Finance — 0.4%
New York Community Bancorp, Inc.	266,710	3,776,614

Trading Companies & Distributors — 2.1%
Air Lease Corp.	120,700	5,868,434
HD Supply Holdings, Inc.*	173,600	6,751,304

United Rentals, Inc.*	43,601	7,896,577

		20,516,315

TOTAL COMMON STOCKS (cost $852,677,389)		985,661,620

EXCHANGE TRADED FUND — 0.3%
iShares Russell Mid-Cap Value ETF (cost $3,311,328)	37,310	3,399,687

TOTAL LONG-TERM INVESTMENTS (cost $855,988,717)		989,061,307

SHORT-TERM INVESTMENTS — 2.7%
AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund(w)	2,661,034	2,661,034
Prudential Investment Portfolios 2 — Prudential Institutional Money Market Fund (cost $23,732,366; includes $23,707,609 of cash collateral for securities on loan)(b)(w)	23,731,987	23,734,361

TOTAL SHORT-TERM INVESTMENTS (cost $26,393,400)		26,395,395

TOTAL INVESTMENTS — 102.1% (cost $882,382,117)		1,015,456,702
Liabilities in excess of other assets — (2.1)%		(21,107,519)

NET ASSETS — 100.0%		$994,349,183

See Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $23,086,002; cash collateral of $23,707,609 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of January 31, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$481,092	$—	$—
Airlines	36,018,253	—	—
Auto Components	25,540,788	—	—
Banks	90,562,528	—	—
Biotechnology	4,785,900	—	—
Capital Markets	19,864,656	—	—
Chemicals	20,312,022	—	—
Commercial Services & Supplies	612,374	—	—

Communications Equipment	8,966,835	—	—
Construction & Engineering	9,338,138	—	—
Consumer Finance	52,099,477	—	—
Containers & Packaging	17,977,039	—	—
Diversified Financial Services	9,198,344	—	—
Diversified Telecommunication Services	8,142,732	—	—
Electric Utilities	40,321,415	—	—
Electrical Equipment	7,774,420	—	—
Electronic Equipment, Instruments & Components	572,175	—	—
Energy Equipment & Services	5,642,145	—	—
Equity Real Estate Investment Trusts (REITs)	78,585,294	—	—
Food Products	12,558,930	—	—
Gas Utilities	4,178,574	—	—
Health Care Equipment & Supplies	711,872	—	—
Health Care Providers & Services	46,200,700	—	—
Hotels, Restaurants & Leisure	34,914,401	—	—
Household Durables	19,984,807	—	—
Independent Power & Renewable Electricity Producers	11,143,740	—	—
Insurance	92,264,217	—	—
Internet & Direct Marketing Retail	3,540,195	—	—
IT Services	5,593,021	—	—
Machinery	13,369,056	—	—
Media	29,007,557	—	—
Metals & Mining	20,019,333	—	—
Mortgage Real Estate Investment Trusts (REITs)	32,280,149	—	—
Multi-Utilities	14,373,177	—	—
Multiline Retail	15,633,195	—	—
Oil, Gas & Consumable Fuels	42,254,957	—	—
Paper & Forest Products	7,339,344	—	—
Pharmaceuticals	2,302,396	—	—
Real Estate Management & Development	17,023,162	—	—
Road & Rail	10,381,875	—	—
Semiconductors & Semiconductor Equipment	1,686,384	—	—
Specialty Retail	55,268,242	—	—
Technology Hardware, Storage & Peripherals	13,954,310	—	—
Textiles, Apparel & Luxury Goods	18,589,470	—	—
Thrifts & Mortgage Finance	3,776,614	—	—
Trading Companies & Distributors	20,516,315	—	—
Exchange Traded Fund	3,399,687	—	—
Affiliated Mutual Funds	26,395,395	—	—

Total	$1,015,456,702	$—	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Glossary:

The following abbreviations are used in the quarterly schedule of portfolio holdings:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
ADR	American Depository Receipt
CVT	Convertible Security
ETF	Exchange Traded Fund
MLP	Master Limited Partnership
REIT(s)	Real Estate Investment Trust(s)

Notes to Schedules of Investments (unaudited)

Securities Valuation: Each Fund holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or “the Manager”). Under the current valuation procedures, the Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Funds to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

Various inputs determine how each Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments.

Common and preferred stocks, exchange-traded funds, and derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Each Fund may invest up to 15% of its net assets in illiquid securities, including those that are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above.

Certain Funds may invest their overnight sweep cash in the Prudential Core Ultra Short Bond Fund and their securities lending cash collateral in the Prudential Institutional Money Market Fund, each a series of the Prudential Investment Portfolios 2, registered under the Investment Company Act of 1940, as amended, and managed by PGIM Investments. Certain Funds may also invest in the Prudential Core Short-Term Bond Fund, pursuant to an exemptive order received from Securities Exchange Commission (“SEC”), a series of the Prudential Investment Portfolios 2 (together with Prudential Core Ultra Short Bond Fund, the “Core Funds”), registered under the 1940 Act and managed by PGIM Investments.

Other information regarding the Funds is available in the Funds’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov)

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Investment Portfolios, Inc. 10

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date    March 16, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date March 16, 2018

By (Signature and Title)*	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial and Accounting Officer

Date March 16, 2018

*	Print the name and title of each signing officer under his or her signature.